Fair Value Measurements, Guarantees, and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Assets and Liabilities Measured On Recurring Basis [Table Text Block]
The following table presents, by level within the fair value hierarchy, certain of our financial assets and liabilities. The carrying values of cash and cash equivalents, accounts receivable, margin deposits, and accounts payable approximate fair value because of the short-term nature of these instruments. Therefore, these assets and liabilities are not presented in the following table.

			Fair Value Measurements Using
	Carrying Amount	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Millions)
Assets (liabilities) at December 31, 2019:
Measured on a recurring basis:
ARO Trust investments	$201	$201	$201	$—	$—
Energy derivative assets not designated as hedging instruments	1	1	1	—	—
Energy derivative liabilities not designated as hedging instruments	(3)	(3)	(1)	—	(2)
Additional disclosures:
Long-term debt, including current portion	(22,288)	(25,319)	—	(25,319)	—
Guarantees	(41)	(27)	—	(11)	(16)

Assets (liabilities) at December 31, 2018:
Measured on a recurring basis:
ARO Trust investments	$150	$150	$150	$—	$—
Energy derivative assets not designated as hedging instruments	3	3	3	—	—
Energy derivative liabilities not designated as hedging instruments	(7)	(7)	(4)	—	(3)
Additional disclosures:
Long-term debt, including current portion	(22,414)	(23,330)	—	(23,330)	—
Guarantees	(43)	(30)	—	(14)	(16)

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents impairments of assets and equity-method investments associated with certain nonrecurring fair value measurements within Level 3 of the fair value hierarchy, except as specifically noted. Impairments of equity-method investments are reported in Other investing income (loss) – net in the Consolidated Statement of Operations.

				Impairments
				Year Ended December 31,
	Segment	Date of Measurement	Fair Value	2019	2018	2017
			(Millions)
Impairment of certain assets:
Certain pipeline project (1)	Transmission & Gulf of Mexico	December 31, 2019	$22	$354
Certain gathering assets (2)	West	December 31, 2019	25	20
Certain gathering assets (2)	West	June 30, 2019	40	59
Certain idle gathering assets (3)	West	March 31, 2019	—	12
Certain gathering assets (4)	West	December 31, 2018	470		$1,849
Certain idle pipeline assets (5)	Other	June 30, 2018	25		66
Certain gathering assets (6)	West	September 30, 2017	439			$1,019
Certain gathering assets (7)	Northeast G&P	September 30, 2017	21			115
Certain NGL pipeline (8)	Other	September 30, 2017	32			68
Certain olefins pipeline project (9)	Other	June 30, 2017	18			23
Other impairments and write-downs (10)				19	—	23
Impairment of certain assets				$464	$1,915	$1,248
Impairment of equity-method investments:
Laurel Mountain (11)	Northeast G&P	September 30, 2019	$242	$79
Appalachia Midstream Investments (12)	Northeast G&P	September 30, 2019	102	17
Pennant (13)	Northeast G&P	August 31, 2019	11	17
UEOM (14)	Northeast G&P	March 17, 2019	1,210	74
UEOM (14)	Northeast G&P	December 31, 2018	1,293		$32
Other				(1)
Impairment of equity-method investments				$186	$32

______________

(1)
Relates to the Constitution development project. The estimated fair value of the Property, plant, and equipment – net was based on probability-weighted third-party quotes. See Note 4 – Variable Interest Entities for further discussion.

(2)
Relates to a gas gathering system in the Eagle Ford region with expected declines in asset utilization and possible idling of the gathering system. We designated these operations as held for sale, included in Other current assets and deferred charges, as of December 31, 2019. As a result, we measured the fair value of the disposal group using the expected sales price under a contract with a third party. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy. The estimated fair value of the Property, plant, and equipment – net at June 30, 2019, was determined using a market approach, which incorporated indications of interest from third parties.

(3)	Reflects impairment of Property, plant, and equipment – net that is no longer in use for which the fair value was determined to be lower than the carrying value.

(4)
Relates to our gathering operations in the Barnett Shale. Certain of our contractual gathering rates, primarily those in the Barnett Shale, are based on a percentage of the New York Mercantile Exchange (NYMEX) natural gas prices. During the fourth quarter of 2018, we determined there was a sustained decline in the forward price curves for natural gas. During this same period, a large producer customer in the Barnett Shale removed their remaining drilling rig. These factors gave rise to an impairment evaluation of these assets, which incorporated management’s projections of future drilling activity and gathering rates, taking into consideration the information previously noted as well as recently available information regarding producer drilling cost assumptions in the basin. The resulting estimate of future undiscounted cash flows was less than our carrying value, necessitating the estimation of the fair value of the Property, plant, and equipment – net and Intangible assets – net of accumulated amortization. To arrive at the fair value, we utilized an income approach with a discount rate of 8.5 percent, reflecting an estimated cost of capital and risks associated with the underlying assets.

(5)
Relates to certain idle pipelines. The estimated fair value of the Property, plant, and equipment – net was determined by a market approach incorporating information derived from bids received for these assets, which we marketed for sale together with certain other assets. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy. We sold these assets in the fourth quarter of 2018. (See Note 3 – Acquisitions and Divestitures.)

(6)
Relates to certain gathering operations in the Mid-Continent region. During the third quarter of 2017, we received solicitations and engaged in negotiations for the sale of certain of these assets which led to our impairment evaluation. The estimated fair value of the Property, plant, and equipment – net and Intangible assets – net of accumulated amortization was determined using an income approach and incorporated market inputs based on ongoing negotiations for a potential sale of a portion of the underlying assets. For the income approach, we utilized a discount rate of 10.2 percent, reflecting an estimated cost of capital and risks associated with the underlying assets.

(7)
Relates to certain gathering operations in the Marcellus South region resulting from an anticipated decline in future volumes following a third-quarter 2017 shut-in by the primary producer. The estimated fair value of the Property, plant, and equipment – net and Intangible assets – net of accumulated amortization was determined by the income approach utilizing a discount rate of 11.1 percent, reflecting an estimated cost of capital and risks associated with the underlying assets.

(8)
Relates to an NGL pipeline near the Houston Ship Channel region which we anticipated would be underutilized for the foreseeable future. The estimated fair value of the Property, plant, and equipment – net was primarily determined by using a market approach based on our analysis of observable inputs in the principal market. We sold these assets in the fourth quarter of 2018. (See Note 3 – Acquisitions and Divestitures.)

(9)
Relates primarily to project development costs associated with an olefins pipeline project in the Gulf Coast region, where we consider the likelihood of completion to be remote. The estimated fair value of the remaining Property, plant, and equipment – net considered a market approach based on our analysis of observable inputs in the principal market, as well as an estimate of replacement cost. We sold these assets in the fourth quarter of 2018. (See Note 3 – Acquisitions and Divestitures.)

(10)
Reflects multiple individually insignificant impairments and write-downs of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be lower than the carrying value.

(11)
Relates to a gas gathering system in the Marcellus region that was adversely impacted by lower sustained forward natural gas price expectations and changes in expected producer activity. The estimated fair value was determined using an income approach. We utilized a discount rate of 10.2 percent in our analysis.

(12)
Relates to a certain gathering system held in Appalachia Midstream Investments that was adversely impacted by changes in the timing of expected producer activity. The estimated fair value was determined using an income approach. We utilized a discount rate of 9.0 percent in our analysis.

(13)
The estimated fair value of Pennant Midstream, LLC (“Pennant”) was determined by a market approach based on recent observable third-party transactions. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.

(14)
The estimated fair value at March 17, 2019, was determined by a market approach based on the transaction price for the purchase of the remaining interest in UEOM as finalized just prior to the signing and closing of the acquisition in March 2019 (see Note 3 – Acquisitions and Divestitures). These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy. The estimated fair value at December 31, 2018, was determined by a market approach based on our analysis of inputs in the principal market.

Concentration of receivables, net of allowances, by product or service [Table Text Block]
The following table summarizes concentration of receivables, net of allowances:

	December 31,
	2019	2018
	(Millions)
NGLs, natural gas, and related products and services	$613	$626
Transportation of natural gas and related products	277	232
Accounts Receivable related to revenues from contracts with customers	890	858
Other	106	134
Trade accounts and other receivables	$996	$992